Pension and other postretirement benefits - Amortized from AOCI during the next fiscal year (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Amortization of net loss	$ 4,926
Amortization of prior service cost (benefit)	106
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Amortization of net loss	3,645
Amortization of prior service cost (benefit)	$ (2,781)